Supplement to the
Fidelity FreedomSM Index Funds - Class K
May 29, 2010
Prospectus

Effective December 1, 2010, Fidelity Freedom Index Funds - Class K will be renamed Fidelity Freedom Index Funds - Class W. The features and policies of the class will not change.

FRX-K-10-01 November 26, 2010
1.923243.100

Supplement to the

Fidelity FreedomSM Index Funds

Fidelity Freedom Index Income Fund Class K (FIKFX), Fidelity Freedom Index 2000 Fund Class K (FGIFX)
Fidelity Freedom Index 2005 Fund Class K (FJIFX), Fidelity Freedom Index 2010 Fund Class K (FKIFX)
Fidelity Freedom Index 2015 Fund Class K (FLIFK), Fidelity Freedom Index 2020 Fund Class K (FPIFX)
Fidelity Freedom Index 2025 Fund Class K (FQIFX), Fidelity Freedom Index 2030 Fund Class K (FXIFX)
Fidelity Freedom Index 2035 Fund Class K (FIHFX), Fidelity Freedom Index 2040 Fund Class K (FBIFX)
Fidelity Freedom Index 2045 Fund Class K (FIOFX), and Fidelity Freedom Index 2050 Fund Class K (FIPFX)

Funds of Fidelity Aberdeen Street Trust

STATEMENT OF ADDITIONAL INFORMATION

May 29, 2010

Effective December 1, 2010, Fidelity Freedom Index Funds - Class K will be renamed Fidelity Freedom Index Funds - Class W. The features and policies of the class will not change.

FRX-KB-10-01 November 26, 2010
1.923244.100